Income Taxes (Details 1) - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets
Stock based compensation	$ 2,005,914	$ 1,507,017
Net operating losses	13,086,916	$ 16,243,572
Allowance for doubtful accounts	2,844
Intangible assets	123,702	$ 491,025
Accrued expenses	176,576
Deferred tax assets, gross	15,395,952	$ 18,241,614
Deferred tax liability
Property and equipment	$ (28,739)	$ (18,029)
Amortization - intangible assets
Net deferred tax assets	$ 15,367,213	$ 18,223,585
Less valuation allowance	$ (15,367,213)	$ (18,223,585)
Deferred tax asset - net valuation allowance